Loans, Impaired Loans, and Allowance for Credit Losses	3 Months Ended
Jan. 31, 2019
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Loans, Impaired Loans, and Allowance for Credit Losses

NOTE 6:  LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES

The following table provides the gross carrying amounts of loans and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Loans by Risk Ratings[1]

(millions of Canadian dollars)					As at
				January 31, 2019
	Stage 1	Stage 2		Stage 3	Total
Residential mortgages[2,3,4]
Low Risk	$174,803	$49	$	n/a	$174,852
Normal Risk	41,249	243		n/a	41,492
Medium Risk	5,677	425		n/a	6,102
High Risk	969	1,352		298	2,619

Default	n/a	n/a		416	416

Total	222,698	2,069		714	225,481

Allowance for loan losses	25	30		48	103

Loans, net of allowance	222,673	2,039		666	225,378
Consumer instalment and other personal[5]
Low Risk	90,685	1,031		n/a	91,716
Normal Risk	45,386	1,071		n/a	46,457
Medium Risk	22,756	1,013		n/a	23,769
High Risk	6,201	2,419		832	9,452

Default	n/a	n/a		506	506

Total	165,028	5,534		1,338	171,900

Allowance for loan losses	573	370		181	1,124

Loans, net of allowance	164,455	5,164		1,157	170,776
Credit card
Low Risk	8,160	17		n/a	8,177
Normal Risk	9,777	77		n/a	9,854
Medium Risk	11,107	269		n/a	11,376
High Risk	4,370	1,457		369	6,196

Default	n/a	n/a		123	123

Total	33,414	1,820		492	35,726

Allowance for loan losses	396	312		389	1,097

Loans, net of allowance	33,018	1,508		103	34,629
Business and government[2,3,4]
Investment grade or Low/Normal Risk	118,623	41		n/a	118,664
Non-Investment grade or Medium Risk	109,517	4,807		n/a	114,324
Watch and classified or High Risk	671	3,919		379	4,969

Default	n/a	n/a		611	611

Total	228,811	8,767		990	238,568

Allowance for loan losses	646	581		162	1,389

Loans, net of allowance	228,165	8,186		828	237,179
Total loans	649,951	18,190		3,534	671,675

Total Allowance for loan losses	1,640	1,293		780	3,713

Total loans, net of allowance	$648,311	$16,897		$2,754	$667,962

Loans by Risk Ratings[1] (continued)
(millions of Canadian dollars)							As at
					January 31, 2019
	Stage 1		Stage 2		Stage 3		Total
Off-balance sheet credit instruments
Retail Exposures[6]
Low Risk		$250,701		$828	$	n/a	$251,529
Normal Risk		50,042		619		n/a	50,661
Medium Risk		12,217		366		n/a	12,583
High Risk		1,516		952		n/a	2,468
Default		n/a		n/a		n/a	n/a
Non-Retail Exposures[7]
Investment grade		173,837		–		n/a	173,837
Non-Investment grade		59,923		2,303		n/a	62,226
Watch and classified		–		1,636		n/a	1,636
Default		n/a		n/a		n/a	n/a
Total off-balance sheet credit instruments		548,236		6,704		n/a	554,940
Allowance for off-balance sheet credit instruments		573		496		n/a	1,069
Total off-balance sheet credit instruments, net of allowance		547,663		6,208		n/a	553,871
Acquired credit-impaired loans		n/a		n/a		401	401
Allowance for loan losses		n/a		n/a		16	16
Acquired credit-impaired loans, net of allowance for loan losses	$	n/a	$	n/a		$385	$385

[1]	Includes loans that are measured at FVOCI and customers' liability under acceptances.
[2]

As at January 31, 2019, impaired loans with a balance of $132 million did not have a related allowance for loan losses. An allowance was not required for these loans as the balance relates to loans where the realizable value of the collateral exceeded the loan amount.

[3]	Excludes trading loans and non-trading loans at FVTPL with a fair value of $11 billion and $1 billion, respectively, as at January 31, 2019.
[4]	Includes insured mortgages of $93 billion as at January 31, 2019.
[5]	Includes Canadian government-insured real estate personal loans of $14 billion as at January 31, 2019.
[6]	As at January 31, 2019, includes $302 billion of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.
[7]	As at January 31, 2019, includes $40 billion of the undrawn component of uncommitted credit and liquidity facilities.

Loans by Risk Ratings[1]

(millions of Canadian dollars)							As at
						October 31, 2018
		Stage 1		Stage 2		Stage 3	Total
Residential mortgages[2,3,4]
Low Risk		$168,690		$32	$	n/a	$168,722
Normal Risk		47,821		176		n/a	47,997
Medium Risk		5,106		267		n/a	5,373
High Risk		892		1,264		317	2,473

Default		n/a		n/a		392	392

Total		222,509		1,739		709	224,957

Allowance for loan losses		24		34		47	105

Loans, net of allowance		222,485		1,705		662	224,852
Consumer instalment and other personal[5]
Low Risk		87,906		983		n/a	88,889
Normal Risk		48,008		1,190		n/a	49,198
Medium Risk		23,008		1,063		n/a	24,071
High Risk		6,158		2,386		817	9,361

Default		n/a		n/a		514	514

Total		165,080		5,622		1,331	172,033

Allowance for loan losses		574		349		178	1,101

Loans, net of allowance		164,506		5,273		1,153	170,932
Credit card
Low Risk		7,234		11		n/a	7,245
Normal Risk		9,780		66		n/a	9,846
Medium Risk		11,347		246		n/a	11,593
High Risk		4,435		1,445		333	6,213

Default		n/a		n/a		121	121

Total		32,796		1,768		454	35,018

Allowance for loan losses		379		283		341	1,003

Loans, net of allowance		32,417		1,485		113	34,015
Business and government[2,3,4]
Investment grade or Low/Normal Risk		118,414		57		n/a	118,471
Non-Investment grade or Medium Risk		108,678		5,272		n/a	113,950
Watch and classified or High Risk		666		3,746		97	4,509

Default		n/a		n/a		563	563

Total		227,758		9,075		660	237,493

Allowance for loan losses		651		551		120	1,322

Loans, net of allowance		227,107		8,524		540	236,171
Total loans		648,143		18,204		3,154	669,501

Total Allowance for loan losses		1,628		1,217		686	3,531

Total loans, net of allowance		$646,515		$16,987		$2,468	$665,970
Off-balance sheet credit instruments
Retail Exposures[6]
Low Risk		$246,575		$2,576	$	n/a	$249,151
Normal Risk		51,961		1,129		n/a	53,090
Medium Risk		12,298		469		n/a	12,767
High Risk		1,765		638		n/a	2,403
Default		n/a		n/a		n/a	n/a
Non-Retail Exposures[7]
Investment grade		167,993		323		n/a	168,316
Non-Investment grade		60,002		2,309		n/a	62,311
Watch and classified		13		1,949		n/a	1,962
Default		n/a		n/a		n/a	n/a
Total off-balance sheet credit instruments		540,607		9,393		n/a	550,000
Allowance for off-balance sheet credit instruments		550		479		n/a	1,029
Total off-balance sheet credit instruments, net of allowance		540,057		8,914		n/a	548,971
Acquired credit-impaired loans		n/a		n/a		453	453
Allowance for loan losses		n/a		n/a		18	18
Acquired credit-impaired loans, net of allowance for loan losses	$	n/a	$	n/a		$435	$435

[1]	Includes loans that are measured at FVOCI and customers' liability under acceptances.
[2]

As at October 31, 2018, impaired loans with a balance of $124 million did not have a related allowance for loan losses. An allowance was not required for these loans as the balance relates to loans where the realizable value of the collateral exceeded the loan amount.

[3]	Excludes trading loans and non-trading loans at FVTPL with a fair value of $11 billion and $1 billion, respectively, as at October 31, 2018.
[4]	Includes insured mortgages of $95 billion as at October 31, 2018.
[5]	Includes Canadian government-insured real estate personal loans of $14 billion as at October 31, 2018.
[6]	As at October 31, 2018, includes $302 billion of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.
[7]	As at October 31, 2018, includes $37 billion of the undrawn component of uncommitted credit and liquidity facilities.

The changes to the Bank's allowance for loan losses, as at and for the three months ended January 31, 2019 and January 31, 2018, are shown in the following tables.

Allowance for Loan Losses – Residential Mortgages
(millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Acquired credit-impaired loans	Total
Allowance for loan losses as at November 1, 2018	$24	$34	$47	$5	$110
Provision for credit losses
Transfer to Stage 1[1]	13	(12)	(1)	–	–
Transfer to Stage 2	(1)	3	(2)	–	–
Transfer to Stage 3	(1)	(2)	3	–	–
	11	(11)	–	–	–
Net remeasurement due to transfers[2]	(4)	1	–	–	(3)
New originations or purchases[3]	3	n/a	n/a	–	3
Net repayments[4]	–	(1)	–	–	(1)
Derecognition of financial assets (excluding disposals and write-offs)[5]	(1)	(1)	(4)	–	(6)
Changes to risk, parameters, and models[6]	(8)	8	12	(1)	11
	1	(4)	8	(1)	4
Other changes
Disposals	–	–	–	–	–
Foreign exchange and other adjustments	–	–	–	–	–
Write-offs	–	–	(7)	–	(7)
Recoveries	–	–	–	–	–
	–	–	(7)	–	(7)
Total allowance for loan losses as at January 31, 2019	$25	$30	$48	$4	$107

	Stage 1	Stage 2	Stage 3	Acquired credit-impaired loans	Total
Allowance for loan losses as at November 1, 2017	$24	$26	$45	$12	$107
Provision for credit losses
Transfer to Stage 1[1]	6	(6)	–	–	–
Transfer to Stage 2	(1)	2	(1)	–	–
Transfer to Stage 3	–	(2)	2	–	–
	5	(6)	1	–	–
Net remeasurement due to transfers[2]	(4)	2	–	–	(2)
New originations or purchases[3]	4	n/a	n/a	–	4
Net repayments[4]	(1)	(1)	–	(3)	(5)
Derecognition of financial assets (excluding disposals and write-offs)[5]	–	(1)	–	–	(1)
Changes to risk, parameters, and models[6]	(5)	4	1	(2)	(2)
	(1)	(2)	2	(5)	(6)
Other changes
Disposals	–	–	–	–	–
Foreign exchange and other adjustments	–	(2)	(2)	–	(4)
Write-offs	–	–	(7)	–	(7)
Recoveries	–	–	1	–	1
	–	(2)	(8)	–	(10)
Total allowance for loan losses as at January 31, 2018	$23	$22	$39	$7	$91

[1]	Transfers represent stage transfer movements prior to expected credit loss (ECL) remeasurement.
[2]	Represents the remeasurement between twelve-month and lifetime ECLs due to stage transfers, excluding the change to risk, parameters, and models.
[3]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[4]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[5]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[6]	Represents the change in the allowance related to changes in risk including changes to macroeconomic factors, level of risk, associated parameters, and models.

Allowance for Loan Losses – Consumer Instalment and Other Personal
(millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Acquired credit-impaired loans	Total
Allowance for loan losses, including off-balance sheet instruments, as at November 1, 2018	$599	$392	$178	$2	$1,171
Provision for credit losses
Transfer to Stage 1[1]	83	(78)	(5)	–	–
Transfer to Stage 2	(29)	39	(10)	–	–
Transfer to Stage 3	(5)	(52)	57	–	–
	49	(91)	42	–	–
Net remeasurement due to transfers[1]	(34)	40	3	–	9
New originations or purchases[1]	66	n/a	n/a	–	66
Net draws (repayments)[1]	(21)	(7)	(3)	–	(31)
Derecognition of financial assets (excluding disposals and write-offs)[1]	(20)	(26)	(15)	–	(61)
Changes to risk, parameters, and models[1]	(41)	106	222	–	287
	(1)	22	249	–	270
Other changes
Disposals	–	–	–	–	–
Foreign exchange and other adjustments	–	(1)	–	–	(1)
Write-offs	–	–	(306)	–	(306)
Recoveries	–	–	60	–	60
	–	(1)	(246)	–	(247)
Balance as at January 31, 2019	598	413	181	2	1,194
Less: Allowance for off-balance sheet instruments[2]	25	43	–	–	68
Total allowance for loan losses as at January 31, 2019	$573	$370	$181	$2	$1,126

	Stage 1	Stage 2	Stage 3	Acquired credit-impaired loans	Total
Allowance for loan losses, including off-balance sheet instruments, as at November 1, 2017	$529	$355	$166	$5	$1,055
Provision for credit losses
Transfer to Stage 1[1]	69	(65)	(4)	–	–
Transfer to Stage 2	(33)	42	(9)	–	–
Transfer to Stage 3	(4)	(45)	49	–	–
	32	(68)	36	–	–
Net remeasurement due to transfers[1]	(28)	39	3	–	14
New originations or purchases[1]	70	n/a	n/a	–	70
Net draws (repayments)[1]	–	(6)	–	(2)	(8)
Derecognition of financial assets (excluding disposals and write-offs)[1]	(25)	(27)	(9)	–	(61)
Changes to risk, parameters, and models[1]	(32)	96	184	2	250
	17	34	214	–	265
Other changes
Disposals	–	–	–	–	–
Foreign exchange and other adjustments	(11)	(8)	(5)	–	(24)
Write-offs	–	–	(265)	–	(265)
Recoveries	–	–	69	–	69
	(11)	(8)	(201)	–	(220)
Balance as at January 31, 2018	535	381	179	5	1,100
Less: Allowance for off-balance sheet instruments[2]	24	43	–	–	67
Total allowance for loan losses as at January 31, 2018	$511	$338	$179	$5	$1,033

[1]	For explanations regarding this line item, refer to the "Allowance for Loan Losses – Residential Mortgages" table in this Note.
[2]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

Allowance for Loan Losses – Credit Card
(millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 [1]	Total
Allowance for loan losses, including off-balance sheet instruments, as at November 1, 2018	$819	$580	$341	$1,740
Provision for credit losses
Transfer to Stage 1[2]	199	(141)	(58)	–
Transfer to Stage 2	(56)	71	(15)	–
Transfer to Stage 3	(8)	(167)	175	–
	135	(237)	102	–
Net remeasurement due to transfers[2]	(56)	79	14	37
New originations or purchases[2]	30	n/a	n/a	30
Net draws (repayments)[2]	39	2	(35)	6
Derecognition of financial assets (excluding disposals and write-offs)[2]	(20)	(21)	(64)	(105)
Changes to risk, parameters, and models[2]	(80)	233	377	530
	48	56	394	498
Other changes
Disposals	–	–	–	–
Foreign exchange and other adjustments	(2)	(1)	1	(2)
Write-offs	–	–	(418)	(418)
Recoveries	–	–	71	71
	(2)	(1)	(346)	(349)
Balance as at January 31, 2019	865	635	389	1,889
Less: Allowance for off-balance sheet instruments[3]	469	323	–	792
Total allowance for loan losses as at January 31, 2019	$396	$312	$389	$1,097

	Stage 1	Stage 2	Stage 3 [1]	Total
Allowance for loan losses, including off-balance sheet instruments, as at November 1, 2017	$763	$521	$321	$1,605
Provision for credit losses
Transfer to Stage 1[2]	124	(114)	(10)	–
Transfer to Stage 2	(54)	72	(18)	–
Transfer to Stage 3	(16)	(109)	125	–
	54	(151)	97	–
Net remeasurement due to transfers[2]	(45)	59	30	44
New originations or purchases[2]	67	n/a	n/a	67
Net draws (repayments)[2]	71	8	(34)	45
Derecognition of financial assets (excluding disposals and write-offs)[2]	(26)	(30)	(19)	(75)
Changes to risk, parameters, and models[2]	(121)	193	271	343
	–	79	345	424
Other changes
Disposals	(4)	(3)	(1)	(8)
Foreign exchange and other adjustments	(22)	(12)	(13)	(47)
Write-offs	–	–	(372)	(372)
Recoveries	–	–	61	61
	(26)	(15)	(325)	(366)
Balance as at January 31, 2018	737	585	341	1,663
Less: Allowance for off-balance sheet instruments[3]	371	263	–	634
Total allowance for loan losses as at January 31, 2018	$366	$322	$341	$1,029

[1]

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank's 2018 Annual Consolidated Financial Statements for further details.

[2]	For explanations regarding this line item, refer to the "Allowance for Loan Losses – Residential Mortgages" table in this Note.
[3]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

Allowance for Loan Losses – Business and Government[1]
(millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Acquired credit-impaired loans	Total
Allowance for loan losses, including off-balance sheet instruments, as at November 1, 2018	$736	$690	$120	$11	$1,557
Provision for credit losses
Transfer to Stage 1[2]	44	(42)	(2)	–	–
Transfer to Stage 2	(30)	32	(2)	–	–
Transfer to Stage 3	(1)	(19)	20	–	–
	13	(29)	16	–	–
Net remeasurement due to transfers[2]	(13)	20	1	–	8
New originations or purchases[2]	109	n/a	n/a	–	109
Net draws (repayments)[2]	7	(12)	(4)	–	(9)
Derecognition of financial assets (excluding disposals and write-offs)[2]	(94)	(110)	(12)	–	(216)
Changes to risk, parameters, and models[2]	(33)	153	70	(4)	186
	(11)	22	71	(4)	78
Other changes
Disposals	–	–	–	–	–
Foreign exchange and other adjustments	–	(1)	(2)	–	(3)
Write-offs	–	–	(35)	–	(35)
Recoveries	–	–	8	3	11
	–	(1)	(29)	3	(27)
Balance as at January 31, 2019	725	711	162	10	1,608
Less: Allowance for off-balance sheet instruments[3]	79	130	–	–	209
Total allowance for loan losses as at January 31, 2019	$646	$581	$162	$10	$1,399

	Stage 1	Stage 2	Stage 3	Acquired credit-impaired loans	Total
Allowance for loan losses, including off-balance sheet instruments, as at November 1, 2017	$706	$627	$174	$18	$1,525
Provision for credit losses
Transfer to Stage 1[2]	28	(27)	(1)	–	–
Transfer to Stage 2	(16)	17	(1)	–	–
Transfer to Stage 3	(2)	(16)	18	–	–
	10	(26)	16	–	–
Net remeasurement due to transfers[2]	(7)	15	2	–	10
New originations or purchases[2]	86	n/a	n/a	–	86
Net draws (repayments)[2]	(1)	(10)	(9)	(2)	(22)
Derecognition of financial assets (excluding disposals and write-offs)[2]	(92)	(89)	(7)	–	(188)
Changes to risk, parameters, and models[2]	(12)	131	3	(2)	120
	(16)	21	5	(4)	6
Other changes
Disposals	–	–	(5)	–	(5)
Foreign exchange and other adjustments	(27)	(20)	(5)	(1)	(53)
Write-offs	–	–	(32)	(1)	(33)
Recoveries	–	–	16	2	18
	(27)	(20)	(26)	–	(73)
Balance as at January 31, 2018	663	628	153	14	1,458
Less: Allowance for off-balance sheet instruments[3]	68	78	–	–	146
Total allowance for loan losses as at January 31, 2018	$595	$550	$153	$14	$1,312

[1]	Includes the allowance for credit losses related to customers' liability under acceptances.
[2]	For explanations regarding this line item, refer to the "Allowance for Loan Losses – Residential Mortgages" table in this Note.
[3]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.

The allowance for credit losses on all remaining financial assets is not significant.

FORECLOSED ASSETS

Foreclosed assets are repossessed non-financial assets where the Bank gains title, ownership, or possession of individual properties, such as real estate properties, which are managed for sale in an orderly manner with the proceeds used to reduce or repay any outstanding debt. The Bank does not generally occupy foreclosed properties for its business use. The Bank predominantly relies on third-party appraisals to determine the carrying value of foreclosed assets. Foreclosed assets held for sale were $91 million as at January 31, 2019 (October 31, 2018 – $81 million), and were recorded in Other assets on the Interim Consolidated Balance Sheet.

LOANS PAST DUE BUT NOT IMPAIRED

A loan is classified as past due when a borrower has failed to make a payment by the contractual due date. The following table summarizes loans that are contractually past due but not impaired as at January 31, 2019 and October 31, 2018.

Loans Past Due but not Impaired[1,2]
(millions of Canadian dollars)	As at
	January 31, 2019				October 31, 2018
	1-30 days	31-60 days	61-89 days	Total	1-30 days	31-60 days	61-89 days	Total
Residential mortgages	$1,489	$332	$127	$1,948	$1,471	$358	$101	$1,930
Consumer instalment and other personal	5,815	812	264	6,891	5,988	811	241	7,040
Credit card	1,348	341	218	1,907	1,403	340	213	1,956

Business and government	1,438	726	65	2,229	1,314	444	28	1,786
Total	$10,090	$2,211	$674	$12,975	$10,176	$1,953	$583	$12,712

[1]	Includes loans that are measured at FVOCI.
[2]	Balances as at January 31, 2019 and October 31, 2018 exclude all acquired credit-impaired loans.